Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	GOLDEN STATE PETRO IOM I B PLC
Entity Central Index Key	0001038461
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Document Type	20-F
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding	2

Statement of Operations and Retained Earnings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating revenues
Charter revenues	$ 10,403	$ 10,403	$ 10,403
Total operating revenues	10,403	10,403	10,403
Operating expenses
Administrative expenses	50	67	56
Depreciation	2,866	2,866	2,866
Total operating expenses	2,916	2,933	2,922
Net operating income	7,487	7,470	7,481
Other income (expenses)
Interest income	3	284	1,316
Interest expense	(3,835)	(4,149)	(4,437)
Gain on termination of funding agreement	0	4,523	0
Other financial items	(6)	(98)	(374)
Amortization of deferred charges	(40)	(40)	(39)
Net other (expenses) income	(3,878)	520	(3,534)
Net income	3,609	7,990	3,947
Retained earnings at the start of year	26,000	18,010	14,063
Retained earnings at the end of year	$ 29,609	$ 26,000	$ 18,010

Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Restricted cash and investments	$ 35,268	$ 32,837
Total current assets	35,268	32,837
Vessel, net	43,446	46,312
Deferred charges	240	280
Total assets	78,954	79,429
Current liabilities
Current portion of long-term debt	4,335	4,000
Due to related parties	575	525
Accrued expenses and other current liabilities	2,420	2,554
Total current liabilities	7,330	7,079
Long-term debt	42,015	46,350
Total liabilities	49,345	53,429
Equity
Common stock: 2 shares of no par value	0	0
Retained earnings	29,609	26,000
Total equity	29,609	26,000
Total liabilities and equity	$ 78,954	$ 79,429

Balance Sheet (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Common stock, shares issued (in shares)	2	2
Common stock, par value (in dollars per share)	$ 0	$ 0

Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 3,609	$ 7,990	$ 3,947
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	2,866	2,866	2,866
Amortization of deferred charges	40	40	39
Gain on termination of funding agreement	0	(4,523)	0
Changes in operating assets and liabilities:
Accrued expenses and other current liabilities	(134)	(520)	264
Related party balances	50	504	0
Net cash provided by operating activities	6,431	6,357	7,116
Investing activities
Change in restricted cash and investments	(2,431)	(2,657)	(3,696)
Net cash used in investing activities	(2,431)	(2,657)	(3,696)
Financing activities
Repayment of debt	(4,000)	(3,700)	(3,420)
Net cash used in financing activities	(4,000)	(3,700)	(3,420)
Net change in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of year	0	0	0
Cash and cash equivalents at end of year	0	0	0
Supplemental disclosure of cash flow information:
Interest paid	$ 3,969	$ 4,273	$ 4,553

DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS
1.  DESCRIPTION OF BUSINESS

Golden State Petro (IOM I-B) PLC (the "Company") was incorporated in the Isle of Man on November 4, 1996 along with Golden State Petro (IOM I-A) PLC ("IOM I-A"). These entities (each an "Owner" and together the "Owners") were formed for the purpose of each acquiring and chartering a very large crude oil carrier ("VLCC") (together the "Vessels").

The Company, IOM I-A, and Golden State Petroleum Transport Corporation ("GSPTC"), a Delaware corporation are wholly-owned subsidiaries of Golden State Holdings I, Limited, an Isle of Man holding company. Golden State Holdings I, Limited is wholly-owned by Independent Tankers Corporation, a Cayman Islands company ("ITC"), which itself is wholly-owned by Independent Tankers Corporation Limited, a Bermuda company ("ITCL"), which is 82.47% owned by Frontline Ltd. ("Frontline"), a publicly listed Bermuda company.

GSPTC acting as an agent for the Owners, issued 8.04% First Preferred Mortgage Term Notes for $127,100,000 (the "Term Notes") and Serial First Preferred Mortgage Notes for $51,700,000 (the "Serial Notes") (together the "Notes") as an agent for the Owners. The principal amount of the Term Notes and the Serial Notes allocated to the Company was $63,550,000 and $26,800,000 respectively. The proceeds allocated to the Company have been used to fund the construction of a VLCC. The Serial Notes were fully repaid on February 1, 2006. The Ulysses (ex-Phoenix Voyager) (the "Vessel"), was delivered to the Company on March 15, 1999 and was concurrently chartered to Chevron Transport Corporation ("Chevron") pursuant to an initial charter (the "Initial Charter") for a term of eighteen years. As of January 31, 1999, each of the Owners entered into a management agreement with Frontline. Frontline provides administrative, vessel management and advisory services to the Owners. Chevron had an option to terminate the Initial Charter on the tenth anniversary of the delivery date of our Vessel, March 15, 2009, and has termination options on each of the three subsequent two-year anniversaries thereof. For the remaining optional termination dates, Chevron must provide us with (i) non-binding notice of its intent to exercise such option nine months prior to the optional termination date and (ii) irrevocable notice of such exercise six months prior to the optional termination date. On September 12, 2012, Chevron gave six months irrevocable notice of termination of the bareboat charter for our Vessel and such termination took effect on March 15, 2013.

On December 17, 2010 the holders approved amendments to the Indenture of the Term Notes and the management agreements pursuant to a consent solicitation commenced on December 8, 2010. These amendments were made in connection with the termination of the Initial Charter for the vessel owned by IOM I-A and the potential termination of the vessel owned by IOM I-B and (i) approve the proposed sale of the Vessels provided an Adequate Bid (as defined in the Indenture as amended) has been received by Frontline, as manager of the Vessels, and (ii) during the period from the termination of the initial charter for each vessel and its sale, permit the chartering of the vessel by Frontline in the spot market or on time charters.

ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
ACCOUNTING POLICIES
2.  ACCOUNTING POLICIES

Basis of Presentation
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in accordance with generally accepted accounting principles requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Restricted Cash and Investments
Restricted cash and investments consists of bank deposits which may only be used to settle certain pre-arranged loan or lease payments, minimum deposits, and management fees and the Vessels' operating costs, must be maintained in accordance with contractual arrangements.

As of December 31, 2010, the Company held a restricted investment in the form of a guaranteed investment contract, which had to be maintained in accordance with contractual arrangements and could only be used to pay principal and interest on the Company's debt and management fees. The guaranteed investment contract was considered to be an investment held to maturity and as such was stated at cost plus accrued interest. When the contract was terminated by the Company in 2011, a market value adjustment was added to the value of the investment at the termination date. $4.5 million was recorded as a gain on termination of a funding agreement in 2011. There were no guaranteed investment contracts outstanding at December 31, 2012 and 2011.

Vessel
The cost of the Vessel, including capitalized costs and interest, less estimated residual value is being depreciated on a straight line basis over the Vessel's remaining life. The estimated economic useful life of the Vessel is 25 years. The residual value for the Vessel is calculated by multiplying its lightweight tonnage by the market price of scrap per tonne. The market price of scrap per tonne is calculated as the ten year average, up to the date of delivery, across the three main recycling markets (Far East, Indian sub continent and Bangladesh). The residual value is reviewed annually.

Impairment of Long-lived Assets
The carrying value of long-lived assets that are held and used by the Company are reviewed whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Such indicators may include depressed spot rates and depressed second hand tanker values. We assess recoverability of the carrying value of the asset by estimating the future net undiscounted cash flows expected to result from the asset, including eventual disposition. If the future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset's carrying value and fair value. In addition, long-lived assets to be disposed of are reported at the lower of carrying amount and fair value less estimated costs to sell.

Deferred Charges
Loan costs, including debt arrangement fees, are capitalized and amortized over the life of the Term Notes using the straight line interest method in the Company's statements of operations. This is not materially different to the effective interest method.

Allocation of the Notes
The Company is jointly and severally liable under the Term Notes with IOM I-A. At December 31, 2012, the amount outstanding on the Term Notes was $91,795,000. In preparing the separate company financial statements of the Company and IOM I-A, the aggregate amount of the Notes was allocated so as to reflect the difference in the contracted cost of the Vessels.

Revenue and expense recognition
Revenues and expenses are recognized on the accrual basis. Revenue is substantially generated from bareboat charter hires and is recorded over the term of the charter as service is provided. Interest payable on the Term Notes is accrued on a daily basis.

Financial Instruments
In determining the fair value of its financial instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing at each balance sheet date. For the majority of financial instruments, including long-term debt, standard market conventions and techniques are used to determine fair value. All methods of assessing fair value result in a general approximation of value, and such value may never actually be realized.

Other comprehensive income
The Company has no other comprehensive income.

NEWLY ISSUED ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2012
Recent Accounting Pronouncements [Abstract]
NEWLY ISSUED ACCOUNTING PRONOUNCEMENTS
3.  NEWLY ISSUED ACCOUNTING PRONOUNCEMENTS

ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. Many of the changes here are clarifications of existing guidance or wording changes to align with IFRS 13. The new measurement guidance did not have an impact on the Company's financial statements and the new disclosure requirements are in Note 14 "Financial Instruments".

ASU 2013-04, (Topic 405) Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation is Fixed at the Reporting Date. The guidance in this update requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of(a) the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors, and (b) any additional amount the reporting entity expects to pay on behalf of its co-obligors. The guidance in this update also requires an entity to disclose the nature and amount of the obligation as well as other information about those obligations. The Company is currently in the process of assessing the impact of this new guidance on the financial statements.

TAXATION	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
TAXATION
4.  TAXATION

The Company is exempt from United States Federal, state and local income taxes on its international shipping income and is zero rated for Isle of Man taxation. The Company expects all of its income to remain exempt from United States Federal, state and local income taxes. Accordingly, no provision for taxes has been made in these financial statements.

OTHER FINANCIAL ITEMS	12 Months Ended
Dec. 31, 2012
Other Income and Expenses [Abstract]
OTHER FINANCIAL ITEMS
5.  OTHER FINANCIAL ITEMS

Other financial items in 2010 consists of consent solicitation fees and related legal expenses of $249,000 and $125,000, respectively. In 2011, legal fees of $98,000 in relation to consent solicitation were incurred.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
SEGMENT INFORMATION	6. SEGMENT INFORMATION The Company has only one reportable segment.

RESTRICTED CASH AND INVESTMENTS	12 Months Ended
Dec. 31, 2012
Restricted Cash and Investments [Abstract]
RESTRICTED CASH AND INVESTMENTS
7.  RESTRICTED CASH AND INVESTMENTS

Restricted cash and investments consist of restricted investment accounts (the "Accounts") that were established in the name and under the control of the Indenture Trustee (the "Trustee"). The proceeds of the Notes issued on behalf of the Company were deposited into one of the Accounts (the "Pre-Funding Account") in the form of a guaranteed investment contract. The funds in the Pre-Funding were only to be used to fund the installment construction payments, principal and interest due on the Notes and management fees prior to the delivery of the Vessel.

On March 11, 2011, the Company received $4.5 million being the market value adjustment to its guaranteed investment contract for which termination notice was given by the Company in February 2011. This amount was recorded as a gain on termination of funding agreement. The Company's restricted cash and investments are now held by Bank of New York Mellon. There were no guaranteed investment contracts outstanding at December 31, 2012.

Restricted cash and investments may only be used to settle certain pre-arranged loan or lease payments, minimum deposits, management fees and the Vessels' operating costs, and must be maintained in accordance with contractual arrangements.

LEASES	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
LEASES
8.  LEASES

As of December 31, 2012, the Company leased its vessel on a bareboat charter to Chevron pursuant to the Initial Charter.  On September 12, 2012, Chevron gave six months irrevocable notice of termination of the Initial Charter and such termination took effect on March 15, 2013.

The minimum future revenues to be received on the bareboat charter, which has been accounted for as an operating lease as of December 31, 2012 are $2.1 million and are all due in the year ended December 31, 2013.

Cost and accumulated depreciation on the Vessel leased to Chevron at December 31, 2012 was $86.7 million (2011: $86.7 million) and $43.3 million (2011: $40.4 million), respectively.

VESSEL	12 Months Ended
Dec. 31, 2012
Vessels And Equipment Net [Abstract]
VESSEL
9.  VESSEL

(in thousands of $)	2012	2011
Cost	86,716	86,716
Accumulated depreciation	(43,270)	(40,404)
	43,446	46,312

Depreciation expense was $2.9 million for each of the years ended December 31, 2012, 2011 and 2010.

DEFERRED CHARGES	12 Months Ended
Dec. 31, 2012
Deferred Charges [Abstract]
DEFERRED CHARGES	10. DEFERRED CHARGES

(in thousands of $)	2012	2011
Debt arrangement fees	876	876
Accumulated amortization	(636)	(596)
	240	280

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	11. ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

(in thousands of $)	2012	2011
Interest payable	1,553	1,687
Deferred charter hire	867	867
	2,420	2,554

DEBT	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
DEBT
12.  DEBT

The Serial Notes were issued in the aggregate principal amount of $51,700,000, of which $26,800,000 was allocated to the Company. The Serial Notes were fully repaid on February 1, 2006 The Term Notes were issued in the aggregate principal amount of $127,100,000, of which $63,550,000 was allocated to the Company. Interest on the Term Notes is payable semi-annually on each February 1 and August 1.

(in thousands of $)	2012	2011
Term Notes due February 1, 2019	46,350	50,350
Less: short-term portion	(4,335)	(4,000)
	42,015	46,350

The outstanding debt as of December 31, 2012 is repayable as follows:

(in thousands of $)
Year ending December 31,
2013	4,335
2014	4,685
2015	5,070
2016	5,490
2017	5,935
Thereafter	20,835
Total debt	46,350

As of December 31, 2012, the effective interest rate for the Term Notes was 8.04%.

The Term Notes are subject to redemption by the Company through the operation of a mandatory sinking fund on each payment date commencing August 1, 2007 up to and including February 1, 2019, according to the schedule of sinking fund redemption payments set forth below. The first sinking fund redemption payment was made on August 1, 2007. The sinking fund redemption price is 100% of the principal amount of Term Notes being redeemed, together with accrued and unpaid interest to the date fixed for redemption. The Term Notes will mature, and the final payment of principal and interest on the Term Notes will be due, on February 1, 2019. The amortization schedule will approximate the level of debt service through to the maturity date with an additional principal payment on the maturity date of $10,995,000.

The following table provides the scheduled sinking fund redemption amounts and final principal payment on the Term Notes.

Scheduled Payment Date (in thousands of $)	Amount
February 1, 2013	2,125
August 1, 2013	2,210
February 1, 2014	2,295
August 1, 2014	2,390
February 1, 2015	2,485
August 1, 2015	2,585
February 1, 2016	2,690
August 1, 2016	2,800
February 1, 2017	2,910
August 1, 2017	3,025
February 1, 2018	3,150
August 1, 2018	3,275
February 1, 2019	14,410
Total debt	46,350

The Term Notes have priority of payment as described in the Indenture Agreement dated as of December 1, 1996 and are collateralized by a statutory first mortgage on the Vessel and assignment to the Trustee of the Initial Charter, the Chevron Corporation guarantee and certain other collateral. All of the Term Notes are secured by assets cross-collateralized with the assets of IOM I-A. At December 31, 2012 the amount outstanding on the Term Notes was $91,795,000.

The Term Notes will be subject to mandatory redemption on a pro rata basis in an aggregate principal amount equal to the allocated principal amount of the Term Notes if the Vessel is a total loss, at a redemption price equal to 100% of the principal amount thereof, plus accrued and unpaid interest (including default interest) to the date fixed for redemption.

If Chevron exercises any of its termination options as defined in the Initial Charter, and the Company does not enter into an acceptable replacement charter for the Vessel on or before the date which is one week prior to the next sinking fund payment date for the Term Notes following the effective date of such termination and the Vessel is sold, with the consent of all the holders of the Term Notes, then the outstanding Term Notes will be redeemed in part, from the net proceeds of the sale of the Vessel and the allocable portion of the Restricted Investments account, at an aggregate redemption price equal to the sum of such net proceeds and the allocable portion of the debt service reserve fund. The debt service reserve fund, together with the interest earned thereon, provides for the payment of the average annual sinking fund payment and interest on the Term Notes. If all the holders of the Term Notes do not consent to such a sale, Frontline as Manager, will attempt to re-charter the Vessel.

The Term Notes may be redeemed in whole or in part at the discretion of the Company on any payment date on or after August 1, 1999 at a redemption price equal to 100% of the principal amount thereof plus accrued and unpaid interest to the date fixed for redemption, provided that if (i) such redemption occurs prior to February 1, 2018 and (ii) the Vessel is then subject to the related Initial Charter or to an acceptable replacement charter pursuant to which the charterer  is required to pay charter hire equal to or greater than the charter hire payable by Chevron during the fixed period, then the make-whole premium, as defined in the Offering Memorandum dated December 19, 1996, shall be payable with respect to the Term Notes in an amount equal to allocated principal amount of the Term Notes for such Vessel. In addition, Term Notes may be redeemed in part in an aggregate principal amount equal to the allocated principal amount of the Notes for the Vessel if the Initial Charter for the Vessel is terminated and an acceptable replacement charter is not entered into, at a redemption price equal to 100% of the principal amount thereof plus accrued interest to the date fixed for redemption.

The indenture governing the Term Notes includes certain covenants that, among other things, prohibit the Company and GSPTC from incurring additional indebtedness (other than subordinated loans) and impose limitations on the amount of investments, on loans, advances, mergers, the payment of dividends and the making of certain other payments, the creation of liens and certain transactions with affiliates.The Company was in compliance with these covenants at December 31, 2012.

SHARE CAPITAL	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL [Abstract]
SHARE CAPITAL
13.  SHARE CAPITAL

Authorized share capital:

(in thousands of $)	2012	2011
2,000 shares of common stock of no par value	—	—

Issued and outstanding share capital:

(in thousands of $)	2012	2011
2 shares of common stock of no par value	—	—

All of the Company's issued and outstanding common shares have been pledged to the Trustee.

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
14.  FINANCIAL INSTRUMENTS

Fair Values
The carrying value and estimate fair value of the Company's financial instruments at December 31, 2012 and 2011 are as follows:

	2012	2012	2011	2011
(in thousands of $)	Fair Value	Carrying Value	Fair Value	Carrying Value
Financial assets:
Restricted cash and investments	35,268	35,268	32,837	32,837
Financial liabilities:
Term Notes	38,980	46,350	48,725	50,350

The estimated fair value of financial assets and liabilities are as follows:

	2012
(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Financial assets:
Restricted cash and investments	35,268	35,268	—	—
Financial liabilities:
Term Notes	38,980	—	38,980	—

The following methods and assumptions were used to estimate the fair value of each class of financial instrument;

Restricted cash and investments – the carrying value is a reasonable estimate of fair value.

Term Notes – the estimated fair value of the 8.04% First Preferred Mortgage Term Notes is based on the market price achieved in the last significant trading of the Notes (level two per ASC Topic 820).

Concentrations of risk
The Company has no sources for the payment of the principal of, and the interest on, the Term Notes except for the restricted cash and investment accounts held by the Trustee. Accordingly, the Company's ability to pay debt service on the Term Notes is wholly dependent upon its financial condition, results of operation and cash flows from the Vessel's operation.

There is a concentration of credit risk with respect to restricted cash and investments to the extent that all of the amounts are held by Bank of New York Mellon.

There is a concentration of credit risk due to the fact that the sole source of charter income is Chevron Transport Corporation.

ASSETS PLEDGED	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
ASSETS PLEDGED
15.  ASSETS PLEDGED

(in thousands of $)	2012	2011
Vessel, net	43,446	46,312
Restricted cash and investments	35,268	32,837
	78,714	79,149

The Term Notes are collateralized by a statutory first mortgage on the Vessel. Restricted cash and investments are also pledged to pay principal and interest on the Term Notes.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
16.  RELATED PARTY TRANSACTIONS

In the years ended December 31, 2012, 2011 and 2010, Frontline has provided management services to the Company pursuant to a management agreement which is effective until termination by either party upon 30 days prior written notice. The Company was invoiced $50,000 in each of the three years ended December 31, 2012 in respect of these services.

Amounts due to related parties at December 31 are as follows;

(in thousands of $)	2012	2011
ITCL	479	479
Frontline Ltd.	96	46
	575	525

An amount of $479,000 is owed to ITCL in respect of solicitation and legal fees that ITCL paid on behalf of the Company in 2011.

SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENT
SUBSEQUENT EVENT

In September 2012, Chevron gave six months binding notice of termination of the bareboat charter for the Vessel. The termination took effect on March 15, 2013 at which time the Vessel commenced trading in the spot market.

ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Accounting
Basis of Presentation
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in accordance with generally accepted accounting principles requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Restricted Cash and Investments
Restricted Cash and Investments
Restricted cash and investments consists of bank deposits which may only be used to settle certain pre-arranged loan or lease payments, minimum deposits, and management fees and the Vessels' operating costs, must be maintained in accordance with contractual arrangements.

As of December 31, 2010, the Company held a restricted investment in the form of a guaranteed investment contract, which had to be maintained in accordance with contractual arrangements and could only be used to pay principal and interest on the Company's debt and management fees. The guaranteed investment contract was considered to be an investment held to maturity and as such was stated at cost plus accrued interest. When the contract was terminated by the Company in 2011, a market value adjustment was added to the value of the investment at the termination date. $4.5 million was recorded as a gain on termination of a funding agreement in 2011. There were no guaranteed investment contracts outstanding at December 31, 2012 and 2011.

Vessel
Vessel
The cost of the Vessel, including capitalized costs and interest, less estimated residual value is being depreciated on a straight line basis over the Vessel's remaining life. The estimated economic useful life of the Vessel is 25 years. The residual value for the Vessel is calculated by multiplying its lightweight tonnage by the market price of scrap per tonne. The market price of scrap per tonne is calculated as the ten year average, up to the date of delivery, across the three main recycling markets (Far East, Indian sub continent and Bangladesh). The residual value is reviewed annually.

Impairment of Long-Lived Assets
Impairment of Long-lived Assets
The carrying value of long-lived assets that are held and used by the Company are reviewed whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Such indicators may include depressed spot rates and depressed second hand tanker values. We assess recoverability of the carrying value of the asset by estimating the future net undiscounted cash flows expected to result from the asset, including eventual disposition. If the future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset's carrying value and fair value. In addition, long-lived assets to be disposed of are reported at the lower of carrying amount and fair value less estimated costs to sell.

Deferred charges
Deferred Charges
Loan costs, including debt arrangement fees, are capitalized and amortized over the life of the Term Notes using the straight line interest method in the Company's statements of operations. This is not materially different to the effective interest method.

Allocation of the Notes
Allocation of the Notes
The Company is jointly and severally liable under the Term Notes with IOM I-A. At December 31, 2012, the amount outstanding on the Term Notes was $91,795,000. In preparing the separate company financial statements of the Company and IOM I-A, the aggregate amount of the Notes was allocated so as to reflect the difference in the contracted cost of the Vessels.

Revenue and Expense Recognition
Revenue and expense recognition
Revenues and expenses are recognized on the accrual basis. Revenue is substantially generated from bareboat charter hires and is recorded over the term of the charter as service is provided. Interest payable on the Term Notes is accrued on a daily basis.

Financial Instruments
Financial Instruments
In determining the fair value of its financial instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing at each balance sheet date. For the majority of financial instruments, including long-term debt, standard market conventions and techniques are used to determine fair value. All methods of assessing fair value result in a general approximation of value, and such value may never actually be realized.

Comprehensive Income	omprehensive income The Company has no other comprehensive income.

VESSEL (Tables)	12 Months Ended
Dec. 31, 2012
Vessels And Equipment Net [Abstract]
Property, plant and equipment

(in thousands of $)	2012	2011
Cost	86,716	86,716
Accumulated depreciation	(43,270)	(40,404)
	43,446	46,312

DEFERRED CHARGES (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure

(in thousands of $)	2012	2011
Debt arrangement fees	876	876
Accumulated amortization	(636)	(596)
	240	280

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule of accrued expenses and other current liabilities

(in thousands of $)	2012	2011
Interest payable	1,553	1,687
Deferred charter hire	867	867
	2,420	2,554

DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of long-term debt instruments

(in thousands of $)	2012	2011
Term Notes due February 1, 2019	46,350	50,350
Less: short-term portion	(4,335)	(4,000)
	42,015	46,350

Schedule of maturities of long-term debt	The outstanding debt as of December 31, 2012 is repayable as follows:

(in thousands of $)
Year ending December 31,
2013	4,335
2014	4,685
2015	5,070
2016	5,490
2017	5,935
Thereafter	20,835
Total debt	46,350

Schedule of sinking fund redemption payments
The following table provides the scheduled sinking fund redemption amounts and final principal payment on the Term Notes.

Scheduled Payment Date (in thousands of $)	Amount
February 1, 2013	2,125
August 1, 2013	2,210
February 1, 2014	2,295
August 1, 2014	2,390
February 1, 2015	2,485
August 1, 2015	2,585
February 1, 2016	2,690
August 1, 2016	2,800
February 1, 2017	2,910
August 1, 2017	3,025
February 1, 2018	3,150
August 1, 2018	3,275
February 1, 2019	14,410
Total debt	46,350

SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL [Abstract]
Schedule of share capital
Authorized share capital:

(in thousands of $)	2012	2011
2,000 shares of common stock of no par value	—	—

Issued and outstanding share capital:

(in thousands of $)	2012	2011
2 shares of common stock of no par value	—	—

FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS [Abstract]
Schedule of carrying value and estimate fair value of the Company's financial instruments
The carrying value and estimate fair value of the Company's financial instruments at December 31, 2012 and 2011 are as follows:

	2012	2012	2011	2011
(in thousands of $)	Fair Value	Carrying Value	Fair Value	Carrying Value
Financial assets:
Restricted cash and investments	35,268	35,268	32,837	32,837
Financial liabilities:
Term Notes	38,980	46,350	48,725	50,350

Schedule of estimated fair value of financial assets and liabilities
The estimated fair value of financial assets and liabilities are as follows:

	2012
(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Financial assets:
Restricted cash and investments	35,268	35,268	—	—
Financial liabilities:
Term Notes	38,980	—	38,980	—

ASSETS PLEDGED (Tables)	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Assets pledged

(in thousands of $)	2012	2011
Vessel, net	43,446	46,312
Restricted cash and investments	35,268	32,837
	78,714	79,149

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of payables due to related parties	Amounts due to related parties at December 31 are as follows;

(in thousands of $)	2012	2011
ITCL	479	479
Frontline Ltd.	96	46
	575	525

DESCRIPTION OF BUSINESS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Feb. 02, 2006
Description of Business [Abstract]
Frontline Investment In ITCL	82.47%
8.04% First Preferred Mortgage Note Percentage	8.04%
First Preferred Mortgage Notes		$ 127,100
Serial First Preferred Mortgage Notes		51,700
8.04% Term loans allocated		63,550
Serial loans allocated		$ 26,800

ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 recycling_market	Dec. 31, 2011
Accounting Policies [Line Items]
Market value adjustment to a guaranteed investment contract		$ 4,500,000
Number of recycling markets	3
Average period over which market price of scrap per ton is calculated	10 years
Golden State (IOM I-A)
Accounting Policies [Line Items]
Debt jointly guaranteed by company	91,795,000
Vessel
Accounting Policies [Line Items]
Estimated economic useful life	25 years

OTHER FINANCIAL ITEMS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Other Income and Expenses [Abstract]
Consent solicitation fees		$ 249
Legal fees	$ 98	$ 125

SEGMENT INFORMATION (Details)	12 Months Ended
Dec. 31, 2012 segment
Segment Reporting [Abstract]
Number of Reportable Segments	1

RESTRICTED CASH AND INVESTMENTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Restricted Cash and Investments [Abstract]
Market value adjustment to a guaranteed investment contract	$ 4.5

LEASES (Details) (USD $)	0 Months Ended	1 Months Ended
	Sep. 12, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Property Subject to or Available for Operating Lease [Line Items]
Cost of the vessel leased to third-party			$ 86,716,000	$ 86,716,000
Accumulated depreciation of the vessel leased to third-party			43,270,000	40,404,000
Chevron | Vessel
Property Subject to or Available for Operating Lease [Line Items]
Termination notice rendered by lessee	6 months	6 months
Future minimum revenues receivable under the lease			2,100,000
Cost of the vessel leased to third-party			86,700,000	86,700,000
Accumulated depreciation of the vessel leased to third-party			$ 43,300,000	$ 40,400,000

VESSEL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Vessels And Equipment Net [Abstract]
Cost	$ 86,716	$ 86,716
Accumulated depreciation	(43,270)	(40,404)
Net	43,446	46,312
Depreciation expense	$ 2,866	$ 2,866	$ 2,866

DEFERRED CHARGES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Debt Arrangement Fees	$ 876	$ 876
Accumulated Amortization	(636)	(596)
Deferred Finance Costs, Net	$ 240	$ 280

ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Interest payable	$ 1,553	$ 1,687
Deferred charter hire	867	867
Accrued expenses and other current liabilities	$ 2,420	$ 2,554

DEBT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Long-term Debt	$ 46,350	$ 50,350
Less: short-term portion	(4,335)	(4,000)
Long-term debt, excluding current maturities	$ 42,015	$ 46,350

DEBT 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-term Debt, Fiscal Year Maturity [Abstract]
2013	$ 4,335
2014	4,685
2015	5,070
2016	5,490
2017	5,935
Thereafter	20,835
Long-term Debt	$ 46,350	$ 50,350

DEBT 2 (Details) (USD $)	Dec. 31, 2012	Feb. 02, 2006
Debt Disclosure [Abstract]
Total term notes outstanding issued by the agent issuer	$ 92,000,000
Serial First Preferred Mortgage Notes		51,700,000
Serial loans allocated		26,800,000
First Preferred Mortgage Notes		127,100,000
8.04% Term loans allocated		63,550,000
Effective interest rate of Term Loans	8.04%
Sinking fund redemption price	100.00%
Additional principal payment in 2019	$ 10,995,000

DEBT DEBT 3 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-term Debt, Semi-annual Payments [Abstract]
February 1, 2013	$ 2,125
August 1, 2013	2,210
February 1, 2014	2,295
August 1, 2014	2,390
February 1, 2015	2,485
August 1, 2015	2,585
February 1, 2016	2,690
August 1, 2016	2,800
February 1, 2017	2,910
August 1, 2017	3,025
February 1, 2018	3,150
August 1, 2018	3,275
February 1, 2019	14,410
Long-term Debt	$ 46,350	$ 50,350

SHARE CAPITAL (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
SHARE CAPITAL [Abstract]
Common stock authorized, value	$ 0	$ 0
Common stock authorized (in shares)	2,000	2,000
Common stock issued and outstanding, value	$ 0	$ 0
Common stock issued and outstanding (in shares)	2	2
Common stock, par value (in dollars per share)	$ 0	$ 0

FINANCIAL INSTRUMENTS 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value
Financial assets:
Restricted cash and investments	$ 35,268	$ 32,837
Financial liabilities:
Term Notes	38,980	48,725
Carrying Value
Financial assets:
Restricted cash and investments	35,268	32,837
Financial liabilities:
Term Notes	$ 46,350	$ 50,350

FINANCIAL INSTRUMENTS 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Financial liabilities:
8.04% First Preferred Mortgage Note Percentage	8.04%
Level 1
Financial assets:
Restricted cash and investments	35,268
Financial liabilities:
Term Notes	0
Level 2
Financial assets:
Restricted cash and investments	0
Financial liabilities:
Term Notes	38,980
Level 3
Financial assets:
Restricted cash and investments	0
Financial liabilities:
Term Notes	0

ASSETS PLEDGED (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Receivables [Abstract]
Vessel, net	$ 43,446	$ 46,312
Restricted cash and investments	35,268	32,837
Total pledged assets	$ 78,714	$ 79,149

RELATED PARTY TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Due to related parties	$ 575	$ 525
ITCL
Related Party Transaction [Line Items]
Due to related parties	479	479
Frontline
Related Party Transaction [Line Items]
Vessel management annual fee	50	50	50
Managment agreement termination, required notice	30 days
Due to related parties	$ 96	$ 46

SUBSEQUENT EVENT (Details) (Chevron, Vessel)	0 Months Ended	1 Months Ended
	Sep. 12, 2012	Sep. 30, 2012
Chevron | Vessel
Subsequent Event [Line Items]
Termination notice rendered by lessee	6 months	6 months